Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Raw materials and components	$ 1,975	$ 2,021
Work in process	387	443
Finished goods	2,084	1,615
Total Inventories	4,446	4,079
FG Group Holdings Inc [Member]
Raw materials and components		2,021	$ 1,826
Work in process		443	279
Finished goods		1,615	1,284
Total Inventories		4,079	3,389
Strong Global Entertainment Inc [Member]
Raw materials and components	1,975	2,021	1,826
Work in process	387	443	279
Finished goods	2,084	1,615	1,284
Total Inventories	$ 4,446	$ 4,079	$ 3,389